Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of balances due from/(to) related parties at June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)
	June 30,	December 31,
	2020	2019
Seatankers Management Co. Ltd	(100)	(94)
Seatankers Management Norway AS	(24)	—
Frontline Ltd	748	601
Frontline Management (Bermuda) Limited	(54)	(35)
Frontline Corporate Services Ltd	(31)	(12)
Frontline Management AS	1	(16)
Flex LNG Fleet Management AS	(192)	(223)
SFL Corporation Ltd	—	(2)
Northern Ocean Limited	31	—
Related party balance	379	219
A summary of expenses incurred from related parties is as follows:

(in thousands of $)
	Six months ended
	June 30,
	2020	2019
Seatankers Management Co. Ltd	112	274
Seatankers Management Norway AS	40	22
Frontline Ltd	—	307
Frontline Management (Bermuda) Limited	45	—
Frontline Corporate Services Ltd	—	141
Frontline Management AS	81	—
Flex LNG Fleet Management AS	743	—
SFL Corporation Ltd	2	—
FS Maritime SARL	75	—
Total related party transactions	1,098	744